Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Trading Symbol	LAMR
Entity Registrant Name	LAMAR MEDIA CORP/DE
Entity Central Index Key	0000899045
Entity Filer Category	Non-accelerated Filer